COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies
Outstanding Guarantees	42,117
Purchase Obligation, Due in Next Twelve Months	233,484
Line of Credit Facility, Amount Outstanding	299,277	$ 265,560
Capital Commitments [Member]
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	14,359
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Line of Credit Facility, Amount Outstanding	1,850
Performance Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Restricted Cash and Cash Equivalents	$ 9,782